Investments	12 Months Ended
Mar. 31, 2021
Investments

3. Investments
Available-for-sale
and
held-to-maturity
securities
The amortized cost, net of allowance for credit losses, gross unrealized gains and losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2020 and 2021 are as follows:

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2020

Available-for-sale securities:
Debt securities:
Japanese government bonds	12,651,677	1,319	50,224	12,602,772
Japanese local government bonds	272,412	649	494	272,567
U.S. Treasury bonds and federal agency securities	927,172	7,733	—	934,905
Other foreign government bonds	1,408,009	3,273	202	1,411,080
Agency mortgage-backed securities (1)	494,958	10,490	434	505,014
Residential mortgage-backed securities	83,077	1,405	151	84,331
Commercial mortgage-backed securities	609,559	5,551	106	615,004
Japanese corporate bonds and other debt securities	1,836,540	7,489	8,772	1,835,257
Foreign corporate bonds and other debt securities (2)	849,595	2,595	168	852,022

Total	19,132,999	40,504	60,551	19,112,952

Held-to-maturity securities:
Debt securities:
Japanese government bonds	479,936	13,357	—	493,293
Agency mortgage-backed securities (3)	382,095	1,245	1,303	382,037

Total	862,031	14,602	1,303	875,330

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2021

Available-for-sale securities:
Debt securities:
Japanese government bonds	20,953,200	1,945	34,562	20,920,583
Japanese local government bonds	463,673	544	658	463,559
U.S. Treasury bonds and federal agency securities	906,499	4,440	46	910,893
Other foreign government bonds	1,505,770	1,975	209	1,507,536
Agency mortgage-backed securities (1)	512,720	8,746	687	520,779
Residential mortgage-backed securities	70,111	761	188	70,684
Commercial mortgage-backed securities	709,938	6,196	39	716,095
Japanese corporate bonds and other debt securities	1,897,117	10,537	3,574	1,904,080
Foreign corporate bonds and other debt securities (2)	837,675	2,577	1,426	838,826

Total	27,856,703	37,721	41,389	27,853,035

Held-to-maturity securities:
Debt securities:
Japanese government bonds	479,959	9,555	—	489,514
Agency mortgage-backed securities (3)	407,190	10,178	3,273	414,095

Total	887,149	19,733	3,273	903,609

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥504,953 million and ¥61 million, respectively, at March 31, 2020, and ¥520,746 million and ¥33 million, respectively, at March 31, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)
Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥271,387 million at March 31, 2020, and ¥275,661 million at March 31, 2021.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

(4)	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities was ¥13,617 million at March 31, 2021.
(5)	Accrued interest receivables are excluded from amortized cost, of which the amount was ¥10,379 million at March 31, 2021 and included in Accrued income.
Contractual maturities
The amortized cost, net of allowance for credit losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2021 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	15,467,870	4,393,273	1,036,583	55,474	20,953,200
Japanese local government bonds	54,960	218,971	171,121	18,621	463,673
U.S. Treasury bonds and federal agency securities	264,954	641,545	—	—	906,499
Other foreign government bonds	1,173,242	330,497	1,014	1,017	1,505,770
Agency mortgage-backed securities	—	—	—	512,720	512,720
Residential mortgage-backed securities	—	—	—	70,111	70,111
Commercial mortgage-backed securities	9,188	352,028	346,322	2,400	709,938
Japanese corporate bonds and other debt securities	99,570	787,829	464,781	544,937	1,897,117
Foreign corporate bonds and other debt securities	453,837	308,297	69,878	5,663	837,675

Total	17,523,621	7,032,440	2,089,699	1,210,943	27,856,703

Held-to-maturity securities:
Debt securities:
Japanese government bonds	—	479,959	—	—	479,959
Agency mortgage-backed securities	—	—	—	407,190	407,190

Total	—	479,959	—	407,190	887,149

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	15,465,941	4,388,044	1,013,487	53,111	20,920,583
Japanese local government bonds	54,952	219,223	170,759	18,625	463,559
U.S. Treasury bonds and federal agency securities	266,327	644,566	—	—	910,893
Other foreign government bonds	1,173,773	331,732	1,014	1,017	1,507,536
Agency mortgage-backed securities	—	—	—	520,779	520,779
Residential mortgage-backed securities	—	—	—	70,684	70,684
Commercial mortgage-backed securities	9,195	354,284	350,177	2,439	716,095
Japanese corporate bonds and other debt securities	99,609	788,292	464,428	551,751	1,904,080
Foreign corporate bonds and other debt securities	454,457	308,024	70,065	6,280	838,826

Total	17,524,254	7,034,165	2,069,930	1,224,686	27,853,035

Held-to-maturity securities:
Debt securities:
Japanese government bonds	—	489,514	—	—	489,514
Agency mortgage-backed securities	—	—	—	414,095	414,095

Total	—	489,514	—	414,095	903,609

Credit losses
The other-than-temporary impairment losses on
available-for-sale
securities for the fiscal years ended March 31, 2019 and 2020 were not significant. No impairment losses were recognized on held-to-maturity
securities for the periods. As a result of the adoption of the ASU
No.2016-13,
2019-04,
2019-05
and
2019-11,
no material allowance for credit losses on
available-for-sale
securities were recognized at April 1, 2020. The MHFG Group recognized ¥14 billion of allowance for credit losses on available-for-sale securities for the period ending March 31, 2021. The increase was due mainly to an increase of credit losses for certain Japanese corporate bonds and other debt securities.
 No allowance for credit losses were recognized on
held-to-maturity
securities at April 1, 2020 and March 31, 2021, respectively because held-to-maturity
securities consist of Japanese government bond and agency mortgage-backed securities like Ginnie Mae securities. See Note 1 “Basis of presentation” for further details of the methodology used to determine the allowance for credit losses.

Continuous unrealized loss position
The following table shows the gross unrealized losses, net of allowance for credit losses, and fair value of available-for-sale
and
held-to-maturity
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2020 and 2021:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2020
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,339,320	43,204	283,561	7,020	10,622,881	50,224
Japanese local government bonds	162,665	418	34,114	76	196,779	494
U.S. Treasury bonds and federal agency securities	—	—	—	—	—	—
Other foreign government bonds	196,990	202	—	—	196,990	202
Agency mortgage-backed securities (1)	30,913	227	9,504	207	40,417	434
Residential mortgage-backed securities	9,524	62	5,450	89	14,974	151
Commercial mortgage-backed securities	15,115	85	7,478	21	22,593	106
Japanese corporate bonds and other debt securities	669,572	5,507	608,361	3,265	1,277,933	8,772
Foreign corporate bonds and other debt securities	152,058	165	5,564	3	157,622	168

Total	11,576,157	49,870	954,032	10,681	12,530,189	60,551

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	—	—	191,244	1,303	191,244	1,303

Total	—	—	191,244	1,303	191,244	1,303

2021
Available-for-sale securities:
Debt securities:
Japanese government bonds	9,998,772	1,924	4,058,718	32,638	14,057,490	34,562
Japanese local government bonds	125,058	323	130,384	335	255,442	658
U.S. Treasury bonds and federal agency securities	38,625	46	—	—	38,625	46
Other foreign government bonds	576,415	209	—	—	576,415	209
Agency mortgage-backed securities (1)	70,088	120	36,989	567	107,077	687
Residential mortgage-backed securities	9,270	52	11,435	136	20,705	188
Commercial mortgage-backed securities	12,530	6	10,351	33	22,881	39
Japanese corporate bonds and other debt securities	278,698	953	843,026	2,621	1,121,724	3,574
Foreign corporate bonds and other debt securities	233,405	1,426	—	—	233,405	1,426

Total	11,342,861	5,059	5,090,903	36,330	16,433,764	41,389

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥40,417 million at March 31, 2020, and ¥107,077 million at March 31, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

(2)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

At March 31, 2021, the MHFG Group did not intend to sell the debt securities in an unrealized loss position and it was not more likely than not that the MHFG Group would be required to sell them before the recovery of their amortized cost bases. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases were expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, except for the securities for which credit losses have been recognized in income, the MHFG Group determined that their entire amortized cost bases were expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, except for the securities for which credit losses have been recognized in income, the MHFG Group determined that the debt securities in an unrealized loss position were not considered credit losses.
Realized gains and losses
The following table shows the realized gains and losses on sales of available-for-sale
securities for the fiscal years ended March 31, 2019, 2020 and 2021. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2019, 2020 and 2021” for the proceeds from sales of investments.

	2019	2020	2021
	(in millions of yen)
Gross realized gains	23,777	41,903	3,309
Gross realized losses	(26,299)	(13,398)	(24,407)

Net realized gains (losses) on sales of available-for-sale securities	(2,522)	28,505	(21,098)

Equity securities
Equity securities include securities which have readily determinable fair values, securities which qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), and securities which are without readily determinable fair values. Equity securities which have readily determinable fair values mainly consist of common stock of Japanese listed companies. Equity securities without readily determinable fair values include non-marketable
stock including preferred stock issued by equity method investees.
Net gains and losses
The following table shows the details of the net gains and losses on Equity securities for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions of yen)
Net gains (losses) recognized during the period on equity securities	(155,947)	(557,391)	850,567
Less: Net gains (losses) recognized during the period on equity securities sold during the period	34,034	1,710	82,969

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	(189,981)	(559,101)	767,598

Equity securities without readily determinable fair values
The following table shows carrying amounts of equity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions of yen)
Carrying amounts at the end of the period	212,270	419,775	186,146
Downward adjustments and impairments	1,413	2,435	5,087
Upward adjustments	2,373	9,128	9,216
The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for equity securities without readily determinable fair values.

	2019	2020	2021
	(in millions of yen)
Downward adjustments and impairments	1,413	1,272	3,084
Upward adjustments	2,373	6,928	404
The MHFG Group elected to measure all equity securities without readily determinable fair values, which do not qualify for the practical expedient to estimate fair value, using the measurement alternative, which is made on an instrument-by-instrument
basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, the MHFG Group assesses whether these equity securities are impaired. Impairment is primarily based on a liquidation value technique that considers the financial condition, credit ratings, and near-term prospects of the issuers. When observable price changes or impairments exist, the securities are adjusted to fair value, with the full difference between the fair value of the security and its carrying amount recognized in earnings.
Other investments
The following table summarizes the composition of Other investments at March 31, 2020 and 2021:

	2020	2021
	(in millions of yen)
Equity method investments	404,513	460,025
Investments held by consolidated investment companies	39,438	55,321

Total	443,951	515,346

Equity method investments
Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥213,243 million and ¥229,156 million, at March 31, 2020 and 2021, respectively. The aggregate market values of these marketable equity securities were ¥287,488 million and ¥424,267 million, respectively. The majority of aggregate market values of these marketable equity securities include Orient Corporation, the Chiba Kogyo Bank, Ltd., Joint Stock Commercial Bank for Foreign Trade of Vietnam and Mizuho Leasing Company, Limited of which the MHFG Group’s proportionate share of the total outstanding common stock were 49.00%, 16.89%, 15.00% and 23.52%, respectively, as of March 31, 2021. In addition, equity method investments include
non-marketable
equity securities such as Matthews International Capital Management, LLC and Custody Bank of Japan, Ltd. of which the MHFG Group’s proportionate share of the total outstanding common stock were 16.41% and 27.00%, respectively, as of March 31, 2021.
Investments held by consolidated investment companies
The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable
investments.